Initial Orginization and Public Offering (Details Textual) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended
	Sep. 19, 2012	Jun. 30, 2014	Dec. 31, 2013	Mar. 24, 2011 Initial Public Offering	Mar. 30, 2011 Initial Public Offering	Mar. 24, 2011 Private Placement	Feb. 25, 2013 First Tender Offer	Aug. 21, 2013 Second Tender Offer	Oct. 25, 2013 Third Tender Offer
Proceeds net of transaction costs				$ 30,566,234
Proceeds net of transaction costs from private placement						2,310,000
Additional proceeds net of transaction costs					822,180
Numbers of shares forfeited of founding shareholders			123,375
Numbers of shares repurchased, value	665,000
Numbers of shares repurchased	5,189,108
Maximum numbers of shares commenced							2,829,535	525,636	505,636
Share price (in dollars per share)			$ 0.0217				$ 8.22	$ 8.22	$ 8.22
Offer expiration period							Mar. 22, 2013	Sep. 19, 2013	Dec. 24, 2013
Stock Issued During Period, Shares, New Issues							2,303,899	20,000	439,400
New stock issued during the period, value		$ 2,000,009					$ 18,927,300	$ 164,307	$ 3,609,818
Shares outstanding by parant							2,164,226	2,144,226	1,704,826
Shares outstanding by trust							9,345,772	9,181,466	5,183,417